General (Details) $ in Thousands	Dec. 31, 2017 USD ($) aircraft	Dec. 31, 2016 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Total assets | $	$ 42,040,144	$ 41,620,453
Number of owned aircraft | aircraft	980